Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments
Schedule of investments
Entity	Instrument	Note	Balance at December 31, 2022	Proceeds from sale	Additions	Change in fair value through profit or loss	Effects of foreign exchange	Balance at December 31, 2023
			$	$	$	$	$	$
Solarvest BioEnergy Inc.	Shares	(i)	221,490	—	—	(221,490)		—
Solarvest BioEnergy Inc.	Convertible debenture	(i)	177,192	—	—	(177,192)	—	—
A2ZCryptoCap Inc.	Shares	(ii)	10,632	—	—	(4,583)	—	6,049
Lions Bay Fund	Shares	(iii)	418,298	443,138	—	24,840	—	—
Royal Bank of Canada	Guaranteed Investment Certificate	(iv)	—	—	744,500	—	11,600	756,100
			827,612	443,138	744,500	(378,425)	11,600	762,149

						Current		756,100
						Non-Current		6,049
								762,149
Entity	Instrument	Note	Balance at December 31, 2021	Proceeds from sale	Additions	Change in fair value through profit or loss	Balance at December 31, 2022
			$	$	$	$	$
True Pharma Strip Inc.	Shares		197	197	—	—	—
HUGE Shops	Shares		157,760	157,760	—	—	—
SciCann Therapeutics	Shares		79	79	—	—	—
Solarvest BioEnergy Inc.	Shares	(i)	366,792	—	—	(145,302)	221,490
Solarvest BioEnergy Inc.	Convertible debenture	(i)	293,434	—	—	(116,242)	177,192
A2ZCryptoCap Inc.	Shares	(ii)	—	—	6,162	4,470	10,632
Lions Bay Fund	Shares	(iii)	—	—	395450	22,848	418,298
			818,262	158,036	401,612	(234,226)	827,612

						Current	—
						Non-Current	827,612
							827,612